Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
The below table provides a summary of revenues and expenses for transactions with Seadrill for the years ended December 31, 2017, 2016 and 2015.

(In US$ millions)	Year ended December 31,
	2017	2016	2015
Related party operating expenses
Management and technical support fees (a) and (b)	$74.5	$62.8	$75.3
Rig operating costs (c)	22.9	24.9	29.3
Insurance premiums (d)	10.5	16.0	20.2
Bareboat charters (e)	2.8	9.5	(1.6)
Related party inventory purchases (f)	1.0	2.0	—
	111.7	115.2	123.2
Related party financing expenses
Related party interest expense (g)	4.7	10.1	13.7
Losses on related party derivatives (h)	1.3	4.1	10.2
Related party commitment fee (i)	1.3	2.0	2.0
	7.3	16.2	25.9
Less: related party revenues
Operation support fees (j)	(4.9)	(10.9)	(13.4)
Related party inventory sales (f)	(2.2)	(1.4)	—
	(7.1)	(12.3)	(13.4)

Total	$111.9	$119.1	$135.7
(a) Management and administrative services agreement – Seadrill provides us with services covering functions including general management, information systems, accounting & finance, human resources, legal and commercial. We are charged for these services on a cost plus mark-up basis. During the year ended December 31, 2017, the mark-up we were charged for these services ranged from 4.85% to 8%. The agreement has an indefinite term but we can terminate it for convenience by providing 90 days written notice.
(b) Operations and technical supervision agreements – Seadrill provides us with operations support and technical supervision services. The functions covered by these services include logistics, supply chain, warehousing, technical services and QHSE. We also have access to a pool of shared capital equipment maintained by Seadrill. We are charged for these services on a cost plus mark-up basis. During the year ended December 31, 2017, the mark-up we were charged for these services was approximately 5%.
(c) Rig operating costs – Seadrill provided onshore support and crew for the West Polaris during its operations in Angola, which ended in July 2017. We were charged for these services on a cost plus mark-up basis. The mark-up we were charged was approximately 5%. During the year ended December 31, 2016 we also received similar services from Seadrill for the West Vencedor.
(d) Insurance premiums – Our drilling units are insured by a subsidiary of Seadrill. We are recharged for insurance premiums that are arranged by Seadrill for our rigs.
(e) Bareboat charters – Seadrill acted as an intra-charterer for the West Aquarius during its contract with Hibernia in Canada, which ended in April 2017. Seadrill also previously acted as an intra-charterer for the T-15 and T-16 until December 2016. Seadrill earned a margin of $25,500 per day under the West Aquarius arrangement and $1,590 per day under the T-15 and T-16 arrangement. This margin was adjusted for utilization.
We incurred expenses for these arrangements of $2.8 million and $9.5 million in the years ended December 31, 2017 and 2016, respectively. We experienced high downtime on the West Aquarius in the year ended December 31, 2015 which resulted in us earning net income of $1.6 million under these arrangements that year.
(f) Related party inventory sales and purchases - Revenue and expenses from the sale and purchase of inventories and spare parts from Seadrill.
(g) Related party interest expense – Interest charged by Seadrill on the Tender Rig facility, West Vencedor loan agreement and West Vela deferred consideration liability. Please read Note 11 – "Debt" for a description of the loan facilities and note (n) below for a description of the deferred consideration balance.
(h) Loss on related party derivatives - Losses on related party interest rate swaps previously held to mitigate interest rate exposures on the West Vela facility, West Polaris facility and Tender Rig facility. See Note 14 – "Risk management and financial instruments" for a description of these interest rate swaps. These swaps were canceled in September 2017 when Seadrill filed for Chapter 11.
(i) Related party commitment fee - Seadrill previously provided us with a revolving credit facility of $100 million. We were charged an interest rate of LIBOR of 5% for any amounts drawn under the facility and a commitment fee of 2% for any unused portion. The facility was canceled in August 2017 as part of the insulation transaction.
(j) Other revenues - We provided onshore support services and offshore personnel for two of Seadrill's drilling units, the West Jupiter and West Saturn, whilst the rigs operated in Nigeria. We charged Seadrill on a cost plus mark-up basis for these services. The mark-up charged was approximately 5%. This arrangement ended during 2017.
The below table provides a summary of amounts due to or from Seadrill at December 31, 2017 and December 31, 2016.

(In US$ millions)	December 31, 2017	December 31, 2016
Trading balances due from Seadrill and subsidiaries (k)	$24.2	$80.6
Trading balances due to Seadrill and subsidiaries (k)	(157.0)	(192.0)
Tender Rig Facility Seadrill (T-15 and T-16) (l)	—	(119.1)
West Vencedor Loan Agreement with Seadrill (l)	(24.7)	(41.2)
Derivatives with Seadrill - interest rate swaps (m)	—	2.4
Deferred and contingent consideration to related party - short term portion (n)	(41.7)	(45.6)
Deferred and contingent consideration to related party - long term portion (n)	(46.0)	(157.6)
Total	(245.2)	(472.5)

(k) Trading balances – Receivables and payables with Seadrill are comprised primarily of invoices for management fees, operation support fees, rig operating costs, insurance premiums, bareboat charters. We also include accrued interest on financing balances within this category. In addition, certain receivables and payables arise when we pay an invoice on behalf of Seadrill or vice versa.
Related party invoices are generally settled quarterly in arrears. Trading balances with Seadrill are unsecured, interest free, and are intended to be settled in the ordinary course of business.
(l) Tender Rig Facility and West Vencedor Loan Agreement – Please read Note 11 "Debt" for details of these loan facilities.
(m) Derivatives with Seadrill - Interest rate swaps - The interest rate swaps held with Seadrill were canceled on September 12, 2017 when Seadrill entered Chapter 11. Refer to Note 14 "Risk management and financial instruments" for further information.
(n) Deferred consideration to related party - We have deferred and contingent consideration liabilities to Seadrill from the acquisition of the West Vela and West Polaris.
On the West Vela we are required to pay to Seadrill $42k per day over the life of the contract with BP which runs until November 2020 for mobilization of the rig and a further $40k per day, adjusted for utilization, over the remaining contract term.
On the West Polaris we agreed to pay Seadrill 100% of dayrate earned above $450k per day for the remainder of the contract with ExxonMobil and 50% of the dayrate earned above $450k per day on any subsequent contract until March 2025. We also issued a $50 million note ("Sellers Credit") that is payable in March 2021. Payment in kind interest of 6.5% per year is accreted to the note. If the average dayrate earned by the West Polaris is less than $450k per day during the period March 2018 to March 2021, then the value of the note is reduced by the difference between the actual dayrate earned during the period and the amount that would have been earned if the average dayrate earned had been $450k per day.
In the year ended December 31, 2017, we recorded a gain of $89.9 million due to a reduction in the fair value of these liabilities. Please read Note 7 - "Other operating income" for further detail.
The below table sets out the fair value of the liabilities at December 31, 2017 and December 31, 2016.

(In US$ millions)	December 31, 2017	December 31, 2016
West Vela
Mobilization due to Seadrill	44.2	56.1
Seadrill share of dayrate from BP contract	38.6	49.0
	82.8	105.1
West Polaris
Seadrill share of dayrate from ExxonMobil contract ("Earnout 1")	4.2	9.2
Seadrill share of dayrate from subsequent contracts ("Earnout 2")	0.7	38.1
Seller's credit	—	50.8
	4.9	98.1

Total	87.7	203.2
These liabilities are presented in our Consolidated Balance Sheet as follows:

(In US$ millions)	December 31, 2017	December 31, 2016
Current portion of deferred and contingent consideration to related party	41.7	45.6
Non-current portion of deferred and contingent consideration to related party	46.0	157.6
Total	87.7	203.2

Other agreements and transactions with Seadrill
Equity Distribution
During the year-ended December 31, 2017, one of our subsidiaries settled certain balances related to a shareholder loan provided by Seadrill. On account of the loan's structure these payments have been treated as equity distributions.
A total balance of $15.3 million has been distributed to Seadrill, comprised of a $6.1 million cash distribution and a $9.2 million non-cash distribution that was offset against certain trading balances owed to us by Seadrill.
These transactions have been presented in the Consolidated Statement of Changes in Members Capital in the year ended December 31, 2017.
$143 million Loan Agreement
Effective as of December 17, 2015, one of our operating subsidiaries borrowed $143.0 million from Seadrill (the "West Sirius loan”) to provide liquidity to meet the terms of a bareboat charter termination payment for the West Sirius contract termination. Concurrently, Seadrill borrowed $143.0 million (the "Seadrill loan”) from one of our rig owning subsidiaries to restore its liquidity. Each of the loan parties understood and agreed that the loan agreements acted in parallel with each other.
Each loan had an interest rate of LIBOR plus 0.56% and matured in August 2017. As at December 31, 2017, the loans had been fully repaid (December 31, 2016: outstanding balance $39.4 million)
These transactions were classified within current and long-term portions of "Amount due from related party", "Related party payable" and "Related party payable" in the Consolidated Balance Sheet.
Spare parts agreement with Seadrill
During the year ended December 31, 2015, we entered an agreement with Seadrill to store spare parts of the West Sirius rig while it was cold stacked. Seadrill may use the spare parts during the stacking period, but must replace them at its own cost when the West Sirius returns to operations.
Indemnifications and guarantees
Performance guarantees
Seadrill provides performance guarantees in connection with our drilling contracts in favor of our customers, amounting to a total of $165.4 million as of December 31, 2017 (December 31, 2016: $184.5 million).
Customs guarantees
Seadrill provides customs guarantees in connection with the Company’s operations, primarily in Thailand, in favor of banks amounting to a total of $0.6 million as at December 31, 2017 (December 31, 2016: nil).
Tax indemnifications
Under our omnibus agreement with Seadrill at the time of the IPO (the "Omnibus Agreement") and purchase and sale agreements relating to acquisitions from Seadrill subsequent to the IPO, Seadrill has agreed to indemnify the Company against any tax liabilities arising from the operation of the assets contributed or sold to the Company prior to the time they were contributed or sold.
Loan Guarantees
Seadrill was previously a guarantor under the West Polaris Facility and West Vela Facility. In August 2017, we completed amendments to these facilities which released Seadrill as a guarantor. Please refer to Note 11- "Debt" for further discussion.
T-15 and T-16 Acquisitions
In connection with the T-15 and T-16 acquisitions, Seadrill agreed to indemnify Seadrill T-15 Ltd, Seadrill T-16 Ltd, Seadrill International Ltd and Seadrill Partners Operating LLC against any liability incurred by them pursuant to their guarantees and share pledges under the Tender Rig Agreement. Seadrill was entitled to set off any such claims for indemnification against any claim it may have against Seadrill T-15 Ltd, Seadrill T-16 Ltd, Seadrill International Ltd and Seadrill Partners Operating LLC, including for claims under the related party loan agreements for the T-15 and T-16. As at August 17, 2017, indemnifications of this nature from Seadrill have been canceled in connection with the new Tender Rig Facility.
Environmental and other indemnifications
Under the Omnibus Agreement, and sale and purchase agreements relating to acquisitions from Seadrill subsequent to the IPO, Seadrill has agreed to indemnify the Company against certain environmental and toxic tort liabilities with respect to the assets that Seadrill contributed or sold to the Company to the extent arising prior to the time they were contributed or sold. This indemnification expired October 24, 2017.